26. CAPITAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Capital Disclosures
Schedule of company's capital

The Company’s capital at the end of the year was as follows:

As at December 31,	2018	2017
Shareholders’ equity (excluding reserves)	$997,307	$1,121,090
Debt financing (excluding deferred financing costs, prepayment option, interest rate floor and net gain on repricing/repayment)	$3,853,883	$3,645,195